OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets [Abstract]
Government authorities	$ 7,867	$ 9,022
Deferred charges and prepaid expenses	6,087	6,214
Deposits receivable	473	279
Advances to suppliers	405	256
Hedging asset	8	852
Other	916	556
Other accounts receivable and prepaid expenses, Total	$ 15,756	$ 17,179